Chartered-in Vessels	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lessee, Finance Leases [Text Block]	Obligations related to Finance Leases

	December 31, 2021 $	December 31, 2020 $
Total obligations related to finance leases	1,268,990	1,340,922
Less current portion	(73,953)	(71,932)
Long-term obligations related to finance leases	1,195,037	1,268,990

As at December 31, 2021 and 2020, the Company was a party to finance leases on nine LNG carriers. These nine LNG carriers were sold by the Company to third parties (or Lessors) and leased back under 7.5 to 15-year bareboat charter contracts ending in 2026 through to 2034. At inception of these leases, the weighted-average interest rate implicit in these leases was 5.1%. The bareboat charter contracts are presented as obligations related to finance leases on the Company's consolidated balance sheets and have purchase obligations at the end of the lease terms.

The Company consolidates seven of the nine Lessors for financial reporting purposes as VIEs. The Company understands that these vessels and lease operations are the only assets and operations of the Lessors. The Company operates the vessels during the lease term and, as a result, is considered to be, under GAAP, the Lessor's primary beneficiary. The sale and leaseback of two vessels are accounted for as failed sales. The Company is not considered as holding a variable interest in these buyer Lessor entities and thus, does not consolidate these entities.

The liabilities of the seven Lessors considered as VIEs are loans and are non-recourse to the Company. The amounts funded to the seven Lessors in order to purchase the vessels materially match the funding to be paid by the Company's subsidiaries under the sale-leaseback transactions. As a result, the amounts due by the Company's subsidiaries to the seven Lessors considered as VIEs have been included in obligations related to finance leases as representing the Lessors' loans.
During September 2019, the Company refinanced the Torben Spirit by acquiring the Torben Spirit from its original Lessor and then selling the vessel to another Lessor and leasing it back for a period of 7.5 years. The Company is required to purchase the vessel at the end of the lease term. As a result of this refinancing transaction, the Company recognized a loss of $1.4 million for the year ended December 31, 2019 on the extinguishment of the original finance lease which was included in other expense in the Company's consolidated statements of income.

The obligations of the Company under the bareboat charter contracts for the nine LNG carriers are guaranteed by the Company. In addition, the guarantee agreements require the Company to maintain minimum levels of tangible net worth and aggregate liquidity, and not to exceed a maximum amount of leverage. As at December 31, 2021, the Company was in compliance with all covenants in respect of the obligations related to its finance leases.

As at December 31, 2021, the remaining commitments related to the financial liabilities of these nine LNG carriers, including the amounts to be paid for the related purchase obligations, approximated $1.6 billion including imputed interest of $333.8 million repayable through 2034, as indicated below:

Year	Commitments as at December 31, 2021
2022	$136,959
2023	$135,459
2024	$132,011
2025	$129,725
2026	$305,457
Thereafter	$763,184

Lessee, Operating Leases [Text Block]
b) Operating Leases
The Company has chartered a vessel from its 52% owned LNG-related joint venture with Marubeni Corporation (or the MALT Joint Venture) on a time-charter-in contract, whereby the MALT Joint Venture provides use of the vessel to the Company and operates the vessel for the Company.

Under its time-charter-in contract with the MALT Joint Venture commencing in September 2018, which had an original term of two years and was further extended by 21 months to June 2022, the Company incurred time-charter hire expenses for the year ended December 31, 2021 of $23.5 million (2020 – $23.6 million, 2019 – $20.0 million), of which $14.5 million (2020 – $14.6 million, 2019 – $12.4 million) was allocable to the lease component and $9.0 million (2020 – $9.0 million, 2019 – $7.6 million) was allocable to the non-lease component. The lease component approximates the cash paid for the amounts included in operating lease liabilities and is reflected as a reduction in operating cash flows for the years ended December 31, 2021, 2020 and 2019. As at December 31, 2021, the remaining lease term and discount rate for the time-charter-in contract were 0.5 years and 4.6%, respectively.

A maturity analysis of the Company’s operating lease liabilities from its time-charter-in contract with the MALT Joint Venture as at December 31, 2021 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
Year	$	$	$
Payments:
2022	6,832	4,218	11,050
Less imputed interest	(85)
Carrying value of current portion of operating lease liabilities	6,747